Supplement to the
Fidelity® Capital Appreciation Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

CAF-10-01 October 1, 2010
1.731267.117

Supplement to the
Fidelity® Disciplined Equity Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FDE-10-01 October 1, 2010
1.900362.101

Supplement to the
Fidelity® Focused Stock Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

TQG-10-01 October 1, 2010
1.900381.101

Supplement to the
Fidelity® Stock Selector
December 30, 2009
Prospectus

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The third through sixth bullets found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 are deleted and replaced with the following:

  Allocating the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.

FSS-10-03 October 1, 2010
1.776228.112

  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Description of Principal Securities Type" in the "Fund Basics" section on page 8.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation. Telecommunications companies, in particular, fiercely compete for market share.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

The following information replaces the similar information found in the "Fund Management" section beginning on page 22.

Christopher Sharpe is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Yun-Min Chai is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Information Technology Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Energy Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager. Previously, he was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

John M. Harris is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Consumer Discretionary Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Harris has served as a research analyst and portfolio manager. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2006.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Financials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has served as a research analyst and portfolio manager. Previously, he was a research analyst intern at Credit Suisse Asset Management in New York.

Robert Lee is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Consumer Staples Central Fund. He also manages other Fidelity funds. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. He is also a member of FMR's Multi-Manager Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009, and is manager of Fidelity Telecom Services Central Fund. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Douglas Simmons is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Utilities Central Fund. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. He is also a member of FMR's Multi-Manager Group.

Tobias W. Welo is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Industrials Central Fund and Fidelity Materials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst. Prior to joining Fidelity, he worked as a research analyst and assistant portfolio manager for BlackRock.

Edward Yoon is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Health Care Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has served as a research analyst and portfolio manager. Prior to joining Fidelity, he worked for JPMorgan Asset Management as a research analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Harris, Hesse, Lee, Simmons, Welo, Yoon, and Ms. Salen.

Supplement to the Fidelity® Small Cap Independence Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 9.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

SCS-10-03 October 1, 2010
1.708162.118

Supplement to the
Fidelity® Value Fund
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section on page 23.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

VAL-10-02 October 1, 2010
1.731271.117

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Capital Appreciation (FDCAX), Disciplined Equity (FDEQX), Fidelity® Focused Stock Fund (FTQGX),
Small Cap Independence (FDSCX), Stock Selector (FDSSX), and Value (FDVLX)

Capital Appreciation is a Class of shares of Fidelity Capital Appreciation Fund;
Disciplined Equity is a Class of shares of Fidelity Disciplined Equity Fund;
Small Cap Independence is a Class of shares of Fidelity Small Cap Independence Fund;
Stock Selector is a Class of shares of Fidelity Stock Selector, and
Value is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective on July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund.

Effective on October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

The following information replaces similar information for Fidelity Value Fund found in the "Management Contracts" section beginning on page 36.

Matthew Friedman is the lead co-manager of Fidelity Value Fund and receives compensation for his services. Effective June 7, 2010, Steve Barwikowski, Justin Bennett, Laurie Bertner, John Mirshekari and Shadman Riaz are co-managers of Fidelity Value Fund and each receives compensation for his or her services. As of May 31, 2010 (June 30, 2010 for Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari and Mr. Riaz), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Friedman's and Mr. Riaz's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Indexes
Matthew Friedman	Russell Midcap Value Consumer Discretionary Index, Russell Midcap Value Consumer Staples Index
Shadman Riaz	Russell Midcap Value Energy Index, Russell Midcap Value Materials Index

FCTB-10-05 October 1, 2010
1.803895.113

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 12,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,284	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Friedman ($8,271 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Friedman was $500,001-$1,000,000.

The following table provides information relating to other accounts managed by Mr. Riaz as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,374	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,374	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Riaz ($587 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Riaz was $1-$10,000.

Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari are research analysts and are co-managers of Fidelity Value Fund and each receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2010, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's (except Mr. Friedman's and Mr. Riaz's) bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (for Mr. Barwikowski, Mr. Bennett and Mr. Mirshekari only) (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Index(es)
Steve Barwikowski	Russell Midcap Value Information Technology Index, Russell Midcap Value Telecom Services Index
Justin Bennett	Russell Midcap Value Financials Index
Laurie Bertner	Russell Midcap Value Healthcare Index
John Mirshekari	Russell Midcap Value Industrials Index, Russell Midcap Value Utilities Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,142	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 314	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Barwikowski ($310 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Barwikowski was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Bennett as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,118	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,118	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Bennett ($1,107 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 204	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 204	none	none

* Includes assets of Fidelity Value Fund managed by Ms. Bertner ($202 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Bertner was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 793	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 385	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Mirshekari ($381 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Mirshekari was none.

Supplement to the
Fidelity® Disciplined Equity Fund
Class F
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FDE-F-10-01 October 1, 2010
1.918640.100

Supplement to the

Fidelity® Disciplined Equity Fund
Class F (FDEFX)

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

FDE-FB-10-01 October 1, 2010
1.918641.100

Supplement to the
Fidelity® Capital Appreciation Fund
Class K
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

CAF-K-10-01 October 1, 2010
1.900360.101

Supplement to the
Fidelity® Disciplined Equity Fund
Class K
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FDE-K-10-01 October 1, 2010
1.900363.101

Supplement to the
Fidelity® Stock Selector
Class K
December 30, 2009
Prospectus

Effective July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The third through sixth bullets found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 are deleted and replaced with the following:

  Allocating the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, the performance of the overall economy, interest rates, and consumer confidence.

FSS-K-10-03 October 1, 2010
1.900390.104

  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, change in consumer sentiment and spending commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Telecom Services Industry Concentration. The telecom services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, intense competition, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500 Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found under the heading "Description of Principal Securities Type" in the "Fund Basics" section on page 7.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, and consumer confidence. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The telecom services industries, particularly telephone operating companies, are subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation. Telecommunications companies, in particular, fiercely compete for market share.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

The following information replaces the similar information found in the "Fund Management" section beginning on page 18.

Christopher Sharpe is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has served as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc. (SAI), and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Yun-Min Chai is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Information Technology Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Energy Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager. Previously, he was a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

John M. Harris is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Consumer Discretionary Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Harris has served as a research analyst and portfolio manager. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2006.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Financials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has served as a research analyst and portfolio manager. Previously, he was a research analyst intern at Credit Suisse Asset Management in New York.

Robert Lee is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Consumer Staples Central Fund. He also manages other Fidelity funds. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. He is also a member of FMR's Multi-Manager Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009, and is manager of Fidelity Telecom Services Central Fund. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager. Previously, Ms. Salen was an assistant vice president and equity analyst at Oppenheimer Capital in New York from 2002 until 2005.

Douglas Simmons is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Utilities Central Fund. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. He is also a member of FMR's Multi-Manager Group.

Tobias W. Welo is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Industrials Central Fund and Fidelity Materials Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst. Prior to joining Fidelity, he worked as a research analyst and assistant portfolio manager for BlackRock.

Edward Yoon is co-manager of the fund, which he has managed since November 2009, and is manager of Fidelity Health Care Central Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has served as a research analyst and portfolio manager. Prior to joining Fidelity, he worked for JPMorgan Asset Management as a research analyst and co-fund manager from 2002 until 2006.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Harris, Hesse, Lee, Simmons, Welo, Yoon, and Ms. Salen.

Supplement to the
Fidelity® Value Fund
Class K
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Richard Fentin (lead co-manager) has managed the fund since March 1996.

Matthew Friedman (lead co-manager) has managed the fund since May 2010.

The following information replaces the biographical information found in the "Fund Management" section on page 19.

Richard Fentin is lead co-manager of the fund, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Matthew Friedman is lead co-manager of the fund, which he has managed since May 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

Effective June 7, 2010, the following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Shadman Riaz (co-manager), Steve Barwikowski (co-manager), John Mirshekari (co-manager), Laurie Bertner (co-manager), and Justin Bennett (co-manager) have managed the fund since June 2010.

Effective June 7, 2010, the following information supplements the biographical information found in the "Fund Management" section on page 19.

Shadman Riaz is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has served as a research analyst and portfolio manager.

Stephen Barwikowski is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Barwikowski has worked as a research associate, research analyst, and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research associate, research analyst, and portfolio manager.

VAL-K-10-02 October 1, 2010
1.900392.102

Laurie Bertner is co-manager of the fund, which she has managed since June 2010. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2008 as a research analyst, Ms. Bertner served as a vice president for T. Rowe Price Group, which she joined in 2000.

Justin Bennett is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity Funds. Since joining Fidelity Investments in 2005, Mr. Bennett has served as a research analyst and portfolio manager.

Effective July 31, 2010, Richard Fentin no longer serves as lead co-manager of the fund. All information with respect to Richard Fentin is no longer applicable.

Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX), Fidelity Stock Selector Class K (FSSKX), and Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Effective on July 1, 2010, Fidelity Stock Selector will be renamed Fidelity Stock Selector All Cap Fund.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund.

The following information replaces similar information for Fidelity Value Fund found in the "Management Contracts" section beginning on page 32.

Matthew Friedman is the lead co-manager of Fidelity Value Fund and receives compensation for his services. Effective June 7, 2010, Steve Barwikowski, Justin Bennett, Laurie Bertner, John Mirshekari and Shadman Riaz are co-managers of Fidelity Value Fund and each receives compensation for his or her services. As of May 31, 2010 (June 30, 2010 for Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari and Mr. Riaz), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Friedman's and Mr. Riaz's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's (except Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's) bonus are based on the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Indexes
Matthew Friedman	Russell Midcap Value Consumer Discretionary Index, Russell Midcap Value Consumer Staples Index
Shadman Riaz	Russell Midcap Value Energy Index, Russell Midcap Value Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

K-COM10B-10-05 October 1, 2010
1.881208.105

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 12,471	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,284	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Friedman ($8,271 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Friedman was $500,001-$1,000,000.

The following table provides information relating to other accounts managed by Mr. Riaz as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 1,374	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,374	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Riaz ($587 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Riaz was $1-$10,000.

Mr. Barwikowski, Mr. Bennett, Ms. Bertner, Mr. Mirshekari are research analysts and are co-managers of Fidelity Value Fund and each receives compensation for his or her services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2010, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Barwikowski's, Mr. Bennett's, Ms. Bertner's and Mr. Mirshekari's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's (except Mr. Friedman's and Mr. Riaz's) bonus relates to his or her performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (for Mr. Barwikowski, Mr. Bennett and Mr. Mirshekari only) (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Value Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Mid Cap Value Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he or she manages measured against the benchmark index identified below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Index(es)
Steve Barwikowski	Russell Midcap Value Information Technology Index, Russell Midcap Value Telecom Services Index
Justin Bennett	Russell Midcap Value Financials Index
Laurie Bertner	Russell Midcap Value Healthcare Index
John Mirshekari	Russell Midcap Value Industrials Index, Russell Midcap Value Utilities Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his or her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,142	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 314	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Barwikowski ($310 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Barwikowski was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Bennett as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,118	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,118	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Bennett ($1,107 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 204	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 204	none	none

* Includes assets of Fidelity Value Fund managed by Ms. Bertner ($202 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Bertner was $10,001-$50,000.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 793	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 385	none	none

* Includes assets of Fidelity Value Fund managed by Mr. Mirshekari ($381 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2010, the dollar range of shares of Fidelity Value Fund beneficially owned by Mr. Mirshekari was none.

The following information replaces similar information for Fidelity Stock Selector found in the "Management Contracts" section beginning on page 32.

Effective November 1, 2009, Christopher Sharpe and Geoff Stein are lead co-managers of Stock Selector and receive compensation for their services. As of November 1, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each lead co-manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Stock Selector is linked to the fund's pre-tax investment performance relative to the performance of the S&P 500 Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	64	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 121,938	$ 13,385	$ 275
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 595	none	none

* Includes Stock Selector ($595 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Stock Selector beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Stein as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 14,498	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 595	none	none

* Includes Stock Selector ($595 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Stock Selector beneficially owned by Mr. Stein was $100,001-$500,000.

The assets of Stock Selector are allocated among sector sub-portfolios. As of November 1, 2009, the fund is invested in the following sub-portfolios:

Sub-Portfolio	Co-Manager
Consumer Discretionary	John Harris
Consumer Staples	Robert Lee
Energy	John Dowd
Financials	Benjamin Hesse
Health Care	Edward Yoon
Industrials	Tobias Welo
Information Technology	Yun-Min Chai
Materials	Tobias Welo
Telecom Services	Kristina Salen
Utilities	Douglas Simmons

Effective November 1, 2009, Robert Lee is co-manager of Stock Selector and receives compensation for his services. As of November 1, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Lee's bonus that is linked to the investment performance of Stock Selector is based on the fund's pre-tax investment performance measured against the S&P 500 Consumer Staples Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Effective November 1, 2009, Yun-Min Chai is co-manager of Stock Selector and receives compensation for his services. As of November 1, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Chai's bonus that is linked to the investment performance of Stock Selector is based on the fund's pre-tax investment performance measured against the S&P 500 Information Technology Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 6,042	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 929	none	none

* Includes Stock Selector ($60 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Stock Selector beneficially owned by Mr. Lee was $1-$10,000.

The following table provides information relating to other accounts managed by Mr. Chai as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,892	none	$ 7
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 113	none	none

* Includes Stock Selector ($113 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Stock Selector beneficially owned by Mr. Chai was none.

John Harris, John Dowd, Benjamin Hesse, Edward Yoon, Tobias Welo, Kristina Salen, and Douglas Simmons are sector fund managers. Research analysts who also manage sector sub-portfolios are referred to as sector fund managers. Effective November 1, 2009, Mr. Harris, Mr. Dowd, Mr. Hesse, Mr. Yoon, Mr. Welo, Ms. Salen, and Mr. Simmons are each co-managers of Stock Selector. Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 1, 2009, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of his or her fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Sub-Portfolio	Index
Consumer Discretionary	S&P 500 Consumer Discretionary Index
Energy	S&P 500 Energy Index
Financials	S&P 500 Financials Index
Health Care	S&P 500 Health Care Index
Industrials	S&P 500 Industrials Index
Materials	S&P 500 Materials Index
Telecom Services	S&P 500 Telecommunications Services Index
Utilities	S&P 500 Utilities Index

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Harris as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 608	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 63	none	none

* Includes Stock Selector ($63 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Dowd as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 6,414	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 64	none	none

* Includes Stock Selector ($64 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hesse as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,032	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 91	none	none

* Includes Stock Selector ($91 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Yoon as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,868	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 75	none	none

* Includes Stock Selector ($75 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Welo as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,951	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 84	none	none

* Includes Stock Selector ($84 (in millions) assets managed).

The following table provides information relating to other accounts managed by Ms. Salen as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 493	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 16	none	none

* Includes Stock Selector ($16 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Simmons as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,931	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 521	none	none

* Includes Stock Selector ($22 (in millions) assets managed).

Dollar Range of Fund Shares Owned as of November 30, 2009:

Co-Manager	Dollar Range of Shares
John Harris	$10,001-$50,000
John Dowd	none
Benjamin Hesse	none
Edward Yoon	none
Tobias Welo	none
Kristina Salen	none
Douglas Simmons	none

Supplement to the
Fidelity Advisor Small Cap Independence Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Class A, Class T, Class B, and Class C are classes of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Class A, Class T, Class B, and Class C.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ASCS-10-04 October 1, 2010
1.847517.109

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 11.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 27.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Small Cap Independence Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Institutional Class is a class of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Institutional Class.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 8.

FMR normally invests at least 80% of the fund's assets in stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P Small Cap 600 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective on September 1, 2010, the following information replaces the similar information found under the heading "Shareholder Notice" in the "Investment Details" section on page 10.

The fund normally invests at least 80% of its assets in stocks of companies with small market capitalizations.

ASCSI-10-03 October 1, 2010
1.855560.106

Supplement to the

Fidelity Advisor Small Cap Independence Fund

Class A (FCDAX), Class T (FCDTX), Class B (FCDBX), Class C (FCDCX), and Institutional Class (FCDIX)

Classes of shares of Fidelity® Small Cap Independence Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

Effective on September 1, 2010, Fidelity Small Cap Independence Fund will be renamed Fidelity Stock Selector Small Cap Fund. Fidelity Advisor Small Cap Independence Fund Class A, Class T, Class B, Class C, and Institutional Class are classes of the fund and will be renamed Fidelity Advisor Stock Selector Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class.

ASCS/ASCSIB-10-02 October 1, 2010
1.881211.102